INTANGIBLE ASSETS - Changes in intangible assets by type (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INTANGIBLE ASSETS
Balance at beginning of the year	R$ 673,262	R$ 836,096	R$ 972,089
Foreign exchange effect	127,770	19,195	107,434
Acquisition	154,250	100,313	67,388
Disposal			(3,879)
Amortization	(332,704)	(282,342)	(306,936)
Balance at end of the year	622,578	673,262	836,096
Supplier relationships
INTANGIBLE ASSETS
Balance at beginning of the year	21,415	26,719	32,786
Amortization	(4,637)	(5,304)	(6,067)
Balance at end of the year	16,778	21,415	26,719
Software development
INTANGIBLE ASSETS
Balance at beginning of the year	364,812	415,640	490,829
Foreign exchange effect	42,890	6,137	28,598
Acquisition	154,250	100,313	67,388
Disposal			(3,791)
Amortization	(188,083)	(157,278)	(167,384)
Balance at end of the year	R$ 373,869	364,812	415,640
Estimated useful lives	7 years
Customers contracts and relationships
INTANGIBLE ASSETS
Balance at beginning of the year	R$ 283,423	387,299	440,774
Foreign exchange effect	83,806	12,586	77,593
Disposal			(88)
Amortization	(136,525)	(116,462)	(130,980)
Balance at end of the year	230,704	283,423	387,299
Others
INTANGIBLE ASSETS
Balance at beginning of the year	3,612	6,438	7,700
Foreign exchange effect	1,074	472	1,243
Amortization	(3,459)	(3,298)	(2,505)
Balance at end of the year	R$ 1,227	R$ 3,612	R$ 6,438
Estimated useful lives	5 years
Minimum | Supplier relationships
INTANGIBLE ASSETS
Estimated useful lives	5 years
Minimum | Customers contracts and relationships
INTANGIBLE ASSETS
Estimated useful lives	5 years
Maximum | Supplier relationships
INTANGIBLE ASSETS
Estimated useful lives	20 years
Maximum | Customers contracts and relationships
INTANGIBLE ASSETS
Estimated useful lives	20 years